MANAGED PORTFOLIO SERIES
Principal Street High Income Municipal Fund
(the “Fund”)
Supplement dated September 1, 2022 to the
Prospectus and Statement of Additional Information (“SAI”) for the Fund
dated February 14, 2022, as amended
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Effective immediately, Joseph Gulli no longer serves as a portfolio manager to the Fund. Accordingly, all references to Joseph Gulli are hereby deleted from the Fund's Prospectus and SAI.

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This supplement should be retained with your Prospectus and SAI for future reference.